OBLIGATIONS UNDER CAPITAL LEASE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OBLIGATIONS UNDER CAPITAL LEASE (Tables)
Summary of property held under capital leases
	March 31,	December 31,
	2022	2021

Office and warehouse facilities	$172,026	$172,026
Accumulated amortization	(145,561)	(137,621)

Total	$26,465	$34,405

	December 31,	December 31,
	2021	2020

Office and warehouse facilities	$172,026	$224,037
Accumulated amortization	(137,621)	(144,870)

Total	$34,405	$79,167

Summary of Future maturities of obligations
Twelve months ending December 31,
2022	$45,020
2023	3,758
2024	-

Total minimum lease payments	48,778
Amounts representing interest	(1,261)
$47,517